Disclosure of detailed information about revenue (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Copper		$ 963,063	$ 927,029
Zinc		357,396	347,680
Gold		149,043	137,326
Silver		85,808	76,850
Molybdenum		20,995	9,381
Other		4,726	4,992
Revenue from sale of goods		1,581,031	1,503,258
Pricing and volume adjustments	[1]	(6,756)	5,147
Revenue excluding treatment and refining charges		1,574,275	1,508,405
Treatment and refining charges		(101,909)	(106,066)
Revenue		$ 1,472,366	$ 1,402,339

[1]	Pricing and volume adjustments represent mark-to-market adjustments on initial estimate of provisionally priced sales, realized and unrealized changes to fair value for non-hedge derivative contracts and adjustments to originally invoiced weights and assays.